Private Placement (Details) - Kingswood Acquisition Corp - USD ($)				12 Months Ended
	Sep. 13, 2023	Mar. 24, 2022	Nov. 24, 2020	Dec. 31, 2023
Private Placement
Threshold period for not to transfer, assign or sell any of their warrants after the completion of the initial business combination				30 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Threshold period in which the entity will redeem public shares if entity does not complete business combination				18 months
Threshold period in which the entity will waive its rights to liquidate distributions from the Trust Account if the Company fails to complete its initial Business Combination				18 months
Second amendment to merger agreement | Private warrants
Private Placement
Number of warrants to be forfeited prior to the effective time of business combination	3,084,450
Private Placement Warrants
Private Placement
Price of warrants		$ 1
Private Placement Warrants | Sponsor and one director
Private Placement
Number of warrants issued			6,481,550
Price of warrants			$ 1
Aggregate purchase price			$ 6,481,550